S000057734 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	86 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morningstar Global Markets NR Index (reflects no deduction for fees, expenses, or taxes other than withholding taxes, as noted)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.13%	10.68%	12.10%
Performance Inception Date	[1]			Nov. 02, 2018
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		17.72%	8.94%	9.27%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.17%	6.25%	6.96%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.12%	6.33%	6.70%
Performance Inception Date				Nov. 02, 2018

[1]
The Morningstar Global Markets NR Index is a broad-based securities market index that captures the performance of large-, mid‑ and small‑cap stocks located in the developed and emerging countries across the world, representing the top 97% of the investable universe by market capitalization. A net total return index reinvests dividends after the deduction of withholding taxes, using a tax rate applicable to non‑resident individuals who do not benefit from double taxation treaties.